Organization and Business and Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Organization and Business and Significant Accounting Policies [Abstract]
Depreciation	$ 6,358
Research and development	(86,926)	(322,938)
Asset Impairment Charges	$ 150,000